Subsequent Events (Details) - Schedule of payments - Gryphon Digital Mining, Inc. [Member]	Dec. 31, 2020 USD ($)
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	$ 39,000,000
May 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	8,000,000
June 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	4,000,000
July 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	4,000,000
August 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
September 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
October 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
October 22021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
December 2021 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
January 2022 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	3,000,000
February 2022 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	2,000,000
March 2022 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	1,000,000
April 2022 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	1,000,000
May 2022 [Member]
Subsequent Events (Details) - Schedule of payments [Line Items]
Payments	$ 1,000,000